Risk management - Most important interest rate and credit spread sensitivities at year-end (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Netherlands
Market Risk [Line Items]
Reportable ECL	€ 381,000	€ 307,000
Germany
Market Risk [Line Items]
Reportable ECL	745,000	483,000
USA
Market Risk [Line Items]
Reportable ECL	221,000	75,000
Interest Rate [(BPV) | Euro | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	(334)	(501)
Interest Rate [(BPV) | US dollar | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	(95)	185
Interest Rate [(BPV) | Pound Sterling | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	(79)	(75)
Interest Rate [(BPV) | Romanian Leu | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	67	73
Interest Rate [(BPV) | Chinese Yuan | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	63	(57)
Credit Spread (CSO1) | Corporate | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	437	424
Credit Spread (CSO1) | Financial Institutions | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	(36)	584
Credit Spread (CSO1) | 1 (AAA) | Corporate | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	2
Credit Spread (CSO1) | 1 (AAA) | Financial Institutions | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	(1)	(5)
Credit Spread (CSO1) | 2–4 (AA) | Corporate | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	(1)	(7)
Credit Spread (CSO1) | 2–4 (AA) | Financial Institutions | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	(7)	18
Credit Spread (CSO1) | 5–7 (A) | Corporate | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	154	141
Credit Spread (CSO1) | 5–7 (A) | Financial Institutions | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	(13)	578
Credit Spread (CSO1) | 8–10 (BBB) | Corporate | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	249	204
Credit Spread (CSO1) | 8–10 (BBB) | Financial Institutions | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	(11)	12
Credit Spread (CSO1) | 11–13 (BB) | Corporate | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	7	40
Credit Spread (CSO1) | 11–13 (BB) | Financial Institutions | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	7	(1)
Credit Spread (CSO1) | 14–16 (B) | Corporate | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	23	52
Credit Spread (CSO1) | 14–16 (B) | Financial Institutions | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	(4)	(6)
Credit Spread (CSO1) | 17–22 (CCC and NPL) | Corporate | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	3	(6)
Credit Spread (CSO1) | 17–22 (CCC and NPL) | Financial Institutions | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	(7)	(12)
Credit Spread (CSO1) | Not rated | Corporate | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL
Credit Spread (CSO1) | Netherlands | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	162	535
Credit Spread (CSO1) | Germany | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	151	408
Credit Spread (CSO1) | USA | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	102	171
Credit Spread (CSO1) | France | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	88	112
Credit Spread (CSO1) | China | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	€ 87	€ 110